Property And Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property And Equipment

NOTE 4     PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31, 2014 and December 31, 2013:

	December 31,
	2014	2013
Construction in progress	$1,133,654	$308,411
Analyzers	1,139,352	1,421,293
Computers and office equipment	290,754	244,454
Machinery and equipment	1,060,993	910,643
Leasehold improvements	366,945	366,945
Furniture and fixtures	16,145	11,730
Equipment under capital lease	2,148,476	1,462,122

	6,156,319	4,712,598
Less: accumulated depreciation and amortization	(1,918,852)	(1,022,016)

Total property and equipment, net	$4,237,467	$3,703,582

The total expense for depreciation of fixed assets and amortization of leasehold improvements was $1,040,531 and $757,270 for the years ended December 31, 2014 and 2013, respectively.